Note 8 - Disclosure of Financial Instruments and Risk Management - Reconciliation of Deferred Gain (Details) - Convertible debentures, deferred day-one gains [member] - Level 3 of fair value hierarchy [member]
€ in Thousands
12 Months Ended
Dec. 31, 2023 EUR (€)
Statement Line Items [Line Items]
Balance	€ 0
Additions (convertible debentures issued)	2,641
Expense from currency revaluation	(14)
Amortization recognized in profit or loss during the period	(316)
Balance	€ 2,311